iShares®

iShares Trust

Supplement dated December 21, 2006

to the Prospectus dated August 1, 2006

for the iShares Russell Series (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Effective December 18, 2006, the iShares Russell Midcap Value Index Fund, iShares Russell Midcap Growth Index Fund and the iShares Russell Midcap Index Fund transferred their primary listings to the NYSE Arca, Inc. and are no longer listed on the American Stock Exchange.

The third paragraph on the last page of text preceding page i is hereby deleted and replaced by the following:

The Trust is a registered investment company. The shares of each Fund are listed and traded at market prices on national securities exchanges, such as the New York Stock Exchange (“NYSE”) or the NYSE Arca, Inc. (“NYSE Arca”). Market prices for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

The fifth paragraph under the heading entitled “Buying and Selling Shares” on page 45 is hereby deleted and replaced by the following:

The Funds are listed on a national securities exchange, such as the NYSE or the NYSE Arca. Each national securities exchange on which Fund shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The following information is deleted from the “Disclaimers” section on page 65:

Shares of the Trust are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Russell Investment Group without regard to any Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The AMEX has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The AMEX does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.

BGI-F-029-12006

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

iShares®

iShares Trust

Supplement dated December 21, 2006

to the Prospectus dated August 1, 2006

for the iShares Dow Jones Series, the iShares KLD Select SocialSM Index Fund and the iShares

Cohen & Steers Realty Majors Index Fund (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Effective December 18, 2006, the iShares Cohen & Steers Realty Majors Index Fund transferred its primary listing to the NYSE Arca, Inc. and is no longer listed on the American Stock Exchange.

The third paragraph on the last page of text preceding page i is hereby deleted and replaced by the following:

The Trust is a registered investment company. The shares of each Fund are listed and traded at market prices on national securities exchanges, such as the New York Stock Exchange (“NYSE”) and the NYSE Arca, Inc. (“NYSE Arca”). Market prices for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

The fifth paragraph under the heading entitled “Buying and Selling Shares” on page 56 is hereby deleted and replaced by the following:

The Funds are listed on a national securities exchange, such as the NYSE or the NYSE Arca. Each national securities exchange on which Fund shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The “Disclaimers” section on page 72 is supplemented by the following information:

Shares of the Trust are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Dow Jones, KLD or Cohen & Steers without regard to any Fund. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

NYSE Arca does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use.

NYSE Arca makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The following information is deleted from the “Disclaimers” section on page 72:

Shares of the Trust are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Underlying Indexes identified herein are determined, composed and calculated by Dow Jones, KLD or Cohen & Steers without regard to any Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The AMEX has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The AMEX does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Trust, or any other person or entity from the use of the subject indexes or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.

BGI-F-020-12006

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.